UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06669
Name of Fund:
BlackRock Capital Appreciation Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
11/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.72%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	14.10%	36.51%	16.19%	14.67%
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Semi-Annual Shareholder Report — November 30, 2024
MAFGX-11/24-SAR

BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	0.97%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	13.95%	36.20%	15.88%	14.36%
Investor A Shares (with sales charge)	7.97	29.05	14.64	13.74
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Semi-Annual Shareholder Report — November 30, 2024
MDFGX-11/24-SAR

BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.79%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	13.48%	35.09%	14.96%	13.63%
Investor C Shares (with sales charge)	12.51	34.09	14.96	13.63
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Semi-Annual Shareholder Report — November 30, 2024
MCFGX-11/24-SAR

BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$35	0.65%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	14.13%	36.61%	16.28%	14.78%
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%
Performance shown prior to the Class K Shares inception date of August 15, 2016 is that of BlackRock Shares. The performance of the Class K Shares would be substantially similar to BlackRock Shares because Class K Shares and BlackRock Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and BlackRock Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the BlackRock Shares because Class K Shares have lower expenses than the BlackRock Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Semi-Annual Shareholder Report — November 30, 2024
BFGBX-11/24-SAR

BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$72	1.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	13.76%	35.66%	15.48%	14.01%
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Semi-Annual Shareholder Report — November 30, 2024
MRFGX-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Health Sciences Opportunities Portfolio
•	BlackRock Infrastructure Sustainable Opportunities Fund
•	BlackRock Mid-Cap Growth Equity Portfolio
•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2024	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
TransDigm Group, Inc.	50,454	$63,217,348

Automobiles — 3.3%
Ferrari NV	99,628	43,254,493
Tesla, Inc.(a)	235,759	81,374,576

		124,629,069

Broadline Retail — 10.1%
Amazon.com, Inc.(a)	1,822,920	378,966,839

Building Products — 0.7%
Trane Technologies PLC	63,040	26,238,509

Capital Markets — 2.7%
Blackstone, Inc., Class A	272,870	52,142,728
S&P Global, Inc.	92,437	48,299,257

		100,441,985

Chemicals — 1.4%
Sherwin-Williams Co. (The)	133,083	52,887,184

Commercial Services & Supplies — 2.1%
Copart, Inc.(a)	810,169	51,356,613
Waste Connections, Inc.	147,354	28,361,224

		79,717,837

Electrical Equipment — 1.6%
Vertiv Holdings Co., Class A	464,075	59,215,970

Entertainment — 3.2%
Netflix, Inc.(a)	134,239	119,044,488

Financial Services — 5.4%
Mastercard, Inc., Class A	107,777	57,438,674
Visa, Inc., Class A	457,796	144,242,364

		201,681,038

Ground Transportation — 1.0%
Old Dominion Freight Line, Inc.	157,939	35,558,387

Health Care Equipment & Supplies — 4.1%
Align Technology, Inc.(a)	148,152	34,485,341
Boston Scientific Corp.(a)	390,170	35,372,812
Intuitive Surgical, Inc.(a)	153,473	83,182,366

		153,040,519

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(a)	443,020	27,254,590

Interactive Media & Services — 9.1%
Alphabet, Inc., Class A	709,218	119,822,381
Meta Platforms, Inc., Class A	381,716	219,227,133

		339,049,514

Security	Shares	Value

IT Services — 0.9%
Shopify, Inc., Class A(a)	296,381	$34,261,644

Life Sciences Tools & Services — 1.0%
Danaher Corp.	160,915	38,569,716

Media — 0.8%
Trade Desk, Inc. (The), Class A(a)	232,308	29,863,194

Pharmaceuticals — 3.5%
Eli Lilly & Co.	166,481	132,410,663

Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	494,494	40,222,142

Semiconductors & Semiconductor Equipment — 19.8%
ASML Holding NV, Registered Shares	122,005	83,769,853
Broadcom, Inc.	885,153	143,465,598
NVIDIA Corp.	3,728,827	515,510,333

		742,745,784

Software — 16.5%
Cadence Design Systems, Inc.(a)	285,912	87,720,661
Intuit, Inc.	143,625	92,168,471
Microsoft Corp.	873,418	369,857,586
Synopsys, Inc.(a)	119,758	66,883,646

		616,630,364

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	1,317,046	312,574,527

Total Common Stocks — 99.0% (Cost: $1,394,283,807)		3,708,221,311

Preferred Securities

Preferred Stocks — 0.9%

Interactive Media & Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	32,036,484

Total Investments — 99.9% (Cost: $1,413,710,323)		3,740,257,795

Other Assets Less Liabilities — 0.1%		4,659,374

Net Assets — 100.0%		$3,744,917,169

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $32,036,484, representing 0.9% of its net assets as of period end, and an original cost of $19,426,516.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$4,697,315	$—	$(4,697,315	)(b)	$—	$—	$—	—	$80,519	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,708,221,311	$—	$—	$3,708,221,311
Preferred Securities	—	—	32,036,484	32,036,484

	$3,708,221,311	$—	$32,036,484	$3,740,257,795

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) November 30, 2024	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 26.1%
4D Molecular Therapeutics, Inc.(a)	161,488	$1,266,066
AbbVie, Inc.	1,889,105	345,573,978
AC Immune SA(a)(b)	1,083,340	3,683,356
Allogene Therapeutics, Inc.(a)	1,479,779	3,669,852
Alnylam Pharmaceuticals, Inc.(a)	490,798	124,206,250
Amgen, Inc.	719,625	203,560,324
Arcellx, Inc.(a)	282,233	24,856,260
Argenx SE, ADR(a)(b)	221,539	136,589,870
Ascendis Pharma A/S, ADR(a)	129,952	17,683,868
Autolus Therapeutics PLC, ADR(a)	889,962	2,954,674
Avidity Biosciences, Inc.(a)	245,371	10,558,314
Beam Therapeutics, Inc.(a)(b)	285,429	7,812,192
BeiGene Ltd., ADR(a)(b)	96,865	20,825,975
Biogen, Inc.(a)	450,623	72,383,572
Biohaven Ltd.(a)	337,770	15,540,798
BioMarin Pharmaceutical, Inc.(a)	294,335	19,434,940
BioNTech SE, ADR(a)	104,740	12,400,169
Blueprint Medicines Corp.(a)	366,990	35,370,496
Bridgebio Pharma, Inc.(a)	231,965	6,283,932
Cabaletta Bio, Inc.(a)	419,920	1,604,094
CervoMed, Inc.(a)(b)	62,555	675,594
CG oncology, Inc.(a)	132,962	4,620,429
Denali Therapeutics, Inc.(a)	485,670	12,141,750
Disc Medicine, Inc.(a)	101,255	6,424,630
Dyne Therapeutics, Inc.(a)	337,551	10,332,436
Exact Sciences Corp.(a)	432,373	26,841,716
Gilead Sciences, Inc.	2,088,937	193,393,787
Immatics NV(a)(b)	298,703	2,485,209
Immunocore Holdings PLC, ADR(a)	181,355	5,937,563
Incyte Corp.(a)	212,725	15,867,158
Insmed, Inc.(a)(b)	621,155	46,686,010
Ionis Pharmaceuticals, Inc.(a)(b)	259,920	9,286,942
Kyverna Therapeutics, Inc.(a)(b)	133,243	768,812
Legend Biotech Corp., ADR(a)	146,621	6,168,345
Merus NV(a)	314,737	14,112,807
MoonLake Immunotherapeutics(a)(b)	144,884	7,886,036
Natera, Inc.(a)	378,780	63,551,708
Neurocrine Biosciences, Inc.(a)	141,165	17,892,664
Neurogene, Inc.(a)	284,041	7,223,163
Nurix Therapeutics, Inc.(a)	619,557	13,698,405
Nuvalent, Inc., Class A(a)	384,892	37,211,359
Prime Medicine, Inc.(a)(b)	360,982	1,187,631
Protagonist Therapeutics, Inc.(a)	275,145	12,051,351
PTC Therapeutics, Inc.(a)	287,575	12,618,791
Regeneron Pharmaceuticals, Inc.(a)	101,367	76,047,551
REGENXBIO, Inc.(a)	259,095	2,570,222
REVOLUTION Medicines, Inc.(a)(b)	204,583	11,835,126
Rhythm Pharmaceuticals, Inc.(a)(b)	690,347	42,829,128
Rocket Pharmaceuticals, Inc.(a)	266,176	3,830,273
Roivant Sciences Ltd.(a)	793,275	10,082,525
Sagimet Biosciences, Inc., Series A(a)(b)	302,930	1,723,672
Sarepta Therapeutics, Inc.(a)	475,457	63,397,436
Scholar Rock Holding Corp.(a)(b)	237,470	9,475,053
Soleno Therapeutics, Inc.(a)	168,265	8,869,248
Stoke Therapeutics, Inc.(a)	969,335	11,738,647
TScan Therapeutics, Inc.(a)	681,015	3,248,442
Ultragenyx Pharmaceutical, Inc.(a)	203,611	9,697,992
Vaxcyte, Inc.(a)	218,160	20,581,214
Vertex Pharmaceuticals, Inc.(a)	389,174	182,184,025
Viking Therapeutics, Inc.(a)	124,540	6,593,148
Voyager Therapeutics, Inc.(a)	445,885	3,058,771

Security	Shares	Value

Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)	491,964	$20,972,425
Zealand Pharma A/S(a)	117,407	12,162,905

		2,096,221,079

Financial Services — 0.1%
Helix Acquisition Corp. II, Class A(a)	850,715	8,855,943

Health Care Equipment & Supplies — 27.7%
Abbott Laboratories	2,549,993	302,862,669
Align Technology, Inc.(a)	112,515	26,190,116
Becton Dickinson & Co.	460,640	102,216,016
Boston Scientific Corp.(a)	6,120,098	554,848,085
Cooper Cos., Inc. (The)(a)	648,303	67,721,731
Dexcom, Inc.(a)	810,440	63,206,216
Edwards Lifesciences Corp.(a)	1,409,720	100,583,522
GE HealthCare Technologies, Inc.	1,029,320	85,660,010
Glaukos Corp.(a)	199,359	28,637,920
IDEXX Laboratories, Inc.(a)	90,825	38,305,444
Inari Medical, Inc.(a)	97,490	5,061,681
Inspire Medical Systems, Inc.(a)	83,905	16,173,528
Intuitive Surgical, Inc.(a)	728,889	395,057,838
Medtronic PLC	1,002,212	86,731,426
Novocure Ltd.(a)(b)	326,090	6,534,844
Nyxoah SA(a)(b)	411,250	3,394,869
Orchestra BioMed Holdings, Inc.(a)(b)	262,308	1,476,794
Penumbra, Inc.(a)	169,035	41,264,824
STERIS PLC	133,060	29,148,124
Stryker Corp.	672,262	263,627,543

		2,218,703,200

Health Care Providers & Services — 17.4%
Cencora, Inc.	377,045	94,845,670
Cigna Group (The)	512,476	173,114,393
Elevance Health, Inc.	323,317	131,577,086
Guardant Health, Inc.(a)	338,156	12,041,735
HCA Healthcare, Inc.	85,166	27,868,019
Humana, Inc.	255,885	75,839,196
Labcorp Holdings, Inc.	93,970	22,661,805
McKesson Corp.	169,605	106,596,742
Quest Diagnostics, Inc.	162,538	26,438,431
UnitedHealth Group, Inc.	1,189,069	725,569,904

		1,396,552,981

Life Sciences Tools & Services — 8.9%
Agilent Technologies, Inc.	210,463	29,037,580
Bio-Techne Corp.	229,860	17,322,250
Danaher Corp.	1,087,477	260,657,362
IQVIA Holdings, Inc.(a)	92,792	18,636,345
Mettler-Toledo International, Inc.(a)	16,205	20,275,696
Repligen Corp.(a)	189,700	28,557,438
Thermo Fisher Scientific, Inc.	421,007	222,977,937
Waters Corp.(a)	179,040	68,880,269
West Pharmaceutical Services, Inc.	141,185	45,981,131

		712,326,008

Pharmaceuticals — 17.8%
AstraZeneca PLC	347,839	47,078,117
Daiichi Sankyo Co. Ltd.	504,500	16,020,778
Eli Lilly & Co.	884,903	703,807,601
Johnson & Johnson	1,144,423	177,397,009
Longboard Pharmaceuticals, Inc.(a)	138,291	8,294,694
Merck & Co., Inc.	1,148,794	116,763,422
Novo Nordisk A/S, Class B	252,665	27,078,068
Pfizer, Inc.	3,037,515	79,613,268
Roche Holding AG, NVS	193,515	56,225,947

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Pharmaceuticals (continued)
Sanofi SA		601,216	$58,394,466
Septerna, Inc.(a)		88,755	2,244,614
Structure Therapeutics, Inc., ADR(a)(b)		196,098	6,500,649
UCB SA		116,815	22,907,663
WaVe Life Sciences Ltd.(a)		263,885	3,984,664
Zoetis, Inc., Class A		557,146	97,639,837

			1,423,950,797

Total Common Stocks — 98.0% (Cost: $4,433,857,882)			7,856,610,008

	Par (000)

Corporate Bonds

Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., 8.00%, 07/29/25 (Acquired 07/24/24, cost $541,367)(c)(d)	USD	541	1,450,864

Total Corporate Bonds — 0.0% (Cost: $541,367)			1,450,864

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)		3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,164,372

Total Other Interests — 0.0% (Cost: $0)			1,164,406

	Shares

Preferred Securities

Preferred Stocks — 0.7%

Biotechnology — 0.4%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)		769,230	6,923,070
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)		858,333	2,643,666
Genesis Therapeutics, Inc., Series B (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)		823,870	5,190,381
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $4,152,184)(a)(c)(d)		3,518,800	1,372,332
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)		1,233,856	7,785,631
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)		386,520	10,822,560

			34,737,640

Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)		1,908,330	3,778,493
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)		1,700,345	17

			3,778,510

Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)		80,024,425	6,516,933

Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)		592,636	5,013,701

Security	Shares	Value

Software — 0.0%
Carbon Health Technologies, Inc.
Series D2 (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	1,670,499	$1,570,269
Series D2 (Acquired 02/27/24, cost $1,209,000)(a)(c)(d)	1,209	1,270,538

		2,840,807

Total Preferred Securities — 0.7% (Cost: $92,789,074)		52,887,591

Rights

Biotechnology — 0.0%
Korro Bio, Inc., CVR(a)(c)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	171,383

		171,387

Health Care Equipment & Supplies — 0.0%
ABIOMED INC, CVR(a)(c)	243,643	526,269

Total Rights — 0.0% (Cost: $ —)		697,656

Warrants(a)

Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 07/21/21, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 0.00)	88,432	442

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	12,717

Total Warrants — 0.0% (Cost: $306,235)		13,159

Total Long-Term Investments — 98.7% (Cost: $4,527,494,558)		7,912,823,684

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	91,556,290	91,602,068
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(f)(g)	111,091,333	111,091,333

Total Short-Term Securities — 2.5% (Cost: $202,675,361)		202,693,401

Total Investments — 101.2% (Cost: $4,730,169,919)		8,115,517,085
Liabilities in Excess of Other Assets — (1.2)%		(94,823,469)

Net Assets — 100.0%		$8,020,693,616

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $55,502,861, representing 0.7% of its net assets as of period end, and an original cost of $93,330,441.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Health Sciences Opportunities Portfolio

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,919,089	$13,650,656	(a)	$—	$14,283	$18,040	$91,602,068	91,556,290	$212,437	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	90,612,409	20,478,924	(a)	—	—	—	111,091,333	111,091,333	3,929,635		—

					$14,283	$18,040	$202,693,401		$4,142,072		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$2,084,058,174	$12,162,905	$—	$2,096,221,079
Financial Services	8,855,943	—	—	8,855,943
Health Care Equipment & Supplies	2,218,703,200	—	—	2,218,703,200
Health Care Providers & Services	1,396,552,981	—	—	1,396,552,981
Life Sciences Tools & Services	712,326,008	—	—	712,326,008
Pharmaceuticals	1,196,245,758	227,705,039	—	1,423,950,797
Corporate Bonds	—	—	1,450,864	1,450,864
Other Interests	—	—	1,164,406	1,164,406
Preferred Securities	—	—	52,887,591	52,887,591
Rights	—	—	697,656	697,656
Warrants	13,159	—	—	13,159
Short-Term Securities
Money Market Funds	202,693,401	—	—	202,693,401

	$7,819,448,624	$239,867,944	$56,200,517	$8,115,517,085

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Infrastructure Sustainable Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction & Engineering — 2.5%
Ferrovial SE	5,856	$241,578

Diversified Telecommunication Services — 4.3%
Cellnex Telecom SA(a)	6,059	217,733
Infrastrutture Wireless Italiane SpA(a)	19,120	197,036

		414,769

Electric Utilities — 19.5%
Alliant Energy Corp.	3,031	191,559
Enel SpA	49,770	358,418
Eversource Energy	1,516	97,767
Exelon Corp.	12,193	482,355
Fortis, Inc.	3,158	141,203
PG&E Corp.	19,235	416,053
SSE PLC	4,248	95,806
Terna - Rete Elettrica Nazionale	11,327	95,867

		1,879,028

Ground Transportation — 18.2%
Canadian National Railway Co.	4,819	538,332
Canadian Pacific Kansas City Ltd.	2,560	196,144
CSX Corp.	12,937	472,847
Tokyo Metro Co. Ltd.(b)(c)	22,700	251,860
West Japan Railway Co.	15,300	288,121

		1,747,304

Health Care REITs — 3.4%
Aedifica SA	1,454	89,282
Healthpeak Properties, Inc.	10,936	240,483

		329,765

Independent Power and Renewable Electricity Producers — 6.1%
Boralex, Inc., Class A	10,101	216,226
Clearway Energy, Inc., Class C	4,281	126,247
Innergex Renewable Energy, Inc.	25,162	155,639
Northland Power, Inc.	6,160	88,679

		586,791

IT Services — 1.8%
NEXTDC Ltd.(b)	16,103	171,774

Multi-Utilities — 17.9%
CMS Energy Corp.	2,043	142,418
Consolidated Edison, Inc.	4,267	429,217
E.ON SE, Registered Shares	38,114	491,246
National Grid PLC	52,172	658,549

		1,721,430

Security	Shares	Value

Specialized REITs — 9.6%
American Tower Corp.	846	$176,814
Equinix, Inc.	295	289,537
SBA Communications Corp.	2,012	455,215

		921,566

Transportation Infrastructure — 11.9%
Aena SME SA(a)	1,500	324,858
Enav SpA(a)	44,878	193,574
Flughafen Zurich AG, Registered Shares	1,463	348,276
Getlink SE	5,597	91,523
Transurban Group	21,992	184,122

		1,142,353

Water Utilities — 4.1%
United Utilities Group PLC	27,800	396,184

Total Long-Term Investments — 99.3% (Cost: $9,126,536)		9,552,542

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	274,935	275,072
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(d)(e)	69,854	69,854

Total Short-Term Securities — 3.6% (Cost: $344,926)		344,926

Total Investments — 102.9% (Cost: $9,471,462)		9,897,468

Liabilities in Excess of Other Assets — (2.9)%		(276,350)

Net Assets — 100.0%		$9,621,118

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Infrastructure Sustainable Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$275,035	(a)	$—		$37	$—	$275,072	274,935	$35	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	179,426	—		(109,572	)(a)	—	—	69,854	69,854	3,518		—

						$37	$—	$344,926		$3,553		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Swaps	$—	$—	$8,662	$—	$—	$—	$8,662

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$3,171	$—	$—	$—	$3,171

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps
Average notional amount	$16,464

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$—	$241,578	$—	$241,578
Diversified Telecommunication Services	—	414,769	—	414,769
Electric Utilities	1,328,937	550,091	—	1,879,028
Ground Transportation	1,459,183	288,121	—	1,747,304
Health Care REITs	240,483	89,282	—	329,765
Independent Power and Renewable Electricity Producers	586,791	—	—	586,791
IT Services	—	171,774	—	171,774
Multi-Utilities	571,635	1,149,795	—	1,721,430
Specialized REITs	921,566	—	—	921,566

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Infrastructure Sustainable Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Transportation Infrastructure	$—	$1,142,353	$—	$1,142,353
Water Utilities	—	396,184	—	396,184
Short-Term Securities
Money Market Funds	344,926	—	—	344,926

	$5,453,521	$4,443,947	$—	$9,897,468

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) November 30, 2024	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 9.1%
Axon Enterprise, Inc.(a)	776,029	$502,059,722
HEICO Corp.(b)	1,050,536	287,185,026
Howmet Aerospace, Inc.	2,150,375	254,561,393

		1,043,806,141

Automobiles — 1.8%
Ferrari NV(b)	464,141	201,511,456

Biotechnology — 0.4%
Natera, Inc.(a)	246,803	41,408,607

Building Products — 1.1%
AZEK Co., Inc. (The), Class A(a)(b)	2,429,827	129,072,410

Capital Markets — 8.3%
Ares Management Corp., Class A	2,038,300	360,228,759
MSCI, Inc., Class A	68,526	41,775,505
TPG, Inc., Class A	3,841,090	268,722,656
Tradeweb Markets, Inc., Class A	2,095,335	283,917,893

		954,644,813

Commercial Services & Supplies — 4.3%
Copart, Inc.(a)	3,870,086	245,324,752
Rollins, Inc.	3,187,265	160,415,047
Waste Connections, Inc.	470,595	90,575,420

		496,315,219

Construction & Engineering — 4.1%
Comfort Systems U.S.A., Inc.	624,295	307,945,995
Quanta Services, Inc.	474,779	163,570,861

		471,516,856

Construction Materials — 1.0%
Vulcan Materials Co.	390,543	112,527,155

Electrical Equipment — 4.0%
Vertiv Holdings Co., Class A	3,553,645	453,445,102

Electronic Equipment, Instruments & Components — 0.8%
Coherent Corp.(a)	948,013	94,952,982

Entertainment — 4.7%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,689,167	237,614,796
Live Nation Entertainment, Inc.(a)(b)	2,190,785	302,876,026

		540,490,822

Financial Services — 2.4%
Adyen NV(a)(c)	106,162	154,520,258
Affirm Holdings, Inc., Class A(a)	1,644,888	115,158,609

		269,678,867

Ground Transportation — 2.5%
Saia, Inc.(a)(b)	503,890	286,753,721

Health Care Equipment & Supplies — 7.2%
Alcon AG	1,764,600	156,784,710
Align Technology, Inc.(a)	911,854	212,252,255
Dexcom, Inc.(a)	2,964,432	231,196,052
IDEXX Laboratories, Inc.(a)	125,832	53,069,646
Masimo Corp.(a)(b)	970,331	167,420,911

		820,723,574

Hotels, Restaurants & Leisure — 6.1%
Churchill Downs, Inc.	1,170,248	166,303,943
DraftKings, Inc., Class A(a)(b)	5,291,718	230,983,491
Flutter Entertainment PLC(a)	167,668	46,330,022

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc., Class A(a)	1,554,953	$154,795,571
Wingstop, Inc.	287,364	94,476,662

		692,889,689

Independent Power and Renewable Electricity Producers — 1.2%
Vistra Corp.	850,138	135,886,058

Interactive Media & Services — 2.1%
Pinterest, Inc., Class A(a)	4,174,517	126,571,355
Reddit, Inc., Class A(a)	841,043	118,326,340

		244,897,695

IT Services — 2.7%
Globant SA(a)(b)	560,399	127,636,476
MongoDB, Inc., Class A(a)	560,739	180,832,720

		308,469,196

Life Sciences Tools & Services — 2.4%
Bio-Techne Corp.(b)	101,181	7,625,000
Mettler-Toledo International, Inc.(a)	9,151	11,449,731
Repligen Corp.(a)	360,284	54,237,154
West Pharmaceutical Services, Inc.	607,897	197,979,895

		271,291,780

Machinery — 0.5%
IDEX Corp.	234,839	54,160,919

Media — 2.3%
Trade Desk, Inc. (The), Class A(a)	2,068,490	265,904,389

Real Estate Management & Development — 2.1%
CoStar Group, Inc.(a)(b)	2,925,982	237,999,376

Semiconductors & Semiconductor Equipment — 7.8%
ASM International NV	352,023	189,450,410
Astera Labs, Inc.(a)(b)	1,144,227	118,141,438
BE Semiconductor Industries NV	837,315	99,557,467
Credo Technology Group Holding Ltd.(a)	1,731,816	84,789,711
Entegris, Inc.(b)	2,343,229	247,515,279
Monolithic Power Systems, Inc.	269,247	152,835,367

		892,289,672

Software — 16.3%
AppLovin Corp., Class A(a)	1,734,760	584,180,430
Aspen Technology, Inc.(a)(b)	48,911	12,227,750
Bentley Systems, Inc., Class B	2,643,307	130,843,697
Cadence Design Systems, Inc.(a)	875,307	268,552,941
Confluent, Inc., Class A(a)(b)	5,351,686	165,045,996
CyberArk Software Ltd.(a)	195,295	63,179,885
Fair Isaac Corp.(a)	104,642	248,527,889
Manhattan Associates, Inc.(a)(b)	558,365	159,379,706
PTC, Inc.(a)	526,838	105,399,210
Roper Technologies, Inc.	34,995	19,822,568
Tyler Technologies, Inc.(a)(b)	170,490	107,267,193

		1,864,427,265

Specialty Retail — 2.4%
Carvana Co., Class A(a)	526,539	137,121,286
Floor & Decor Holdings, Inc., Class A(a)(b)	1,220,745	136,979,797

		274,101,083

Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A(a)	1,757,111	93,109,312

Textiles, Apparel & Luxury Goods — 1.2%
On Holding AG, Class A(a)(b)	2,346,376	136,864,112

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Trading Companies & Distributors — 0.5%
FTAI Aviation Ltd.		376,924	$63,632,310

Total Common Stocks — 100.1% (Cost: $7,496,122,042)			11,452,770,581

	Par (000)

Other Interests(a)(d)(e)
GCI Liberty, Inc., Class A	USD	1,529	15

Total Other Interests — 0.0% (Cost: $0)			15

Total Long-Term Investments — 100.1% (Cost: $7,496,122,042)			11,452,770,596

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)		431,367,865	431,583,549

Total Short-Term Securities — 3.8% (Cost: $431,561,589)			431,583,549

Total Investments — 103.9% (Cost: $7,927,683,631)			11,884,354,145

Liabilities in Excess of Other Assets — (3.9)%			(446,230,675)

Net Assets — 100.0%			$11,438,123,470

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$462,938,124	$—	$(31,574,329	)(a)	$196,041	$23,713	$431,583,549	431,367,865	$454,417	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	750,097	—	(750,097	)(a)	—	—	—	—	240,458		—

					$196,041	$23,713	$431,583,549		$694,875		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,043,806,141	$—	$—	$1,043,806,141
Automobiles	201,511,456	—	—	201,511,456
Biotechnology	41,408,607	—	—	41,408,607
Building Products	129,072,410	—	—	129,072,410
Capital Markets	954,644,813	—	—	954,644,813
Commercial Services & Supplies	496,315,219	—	—	496,315,219
Construction & Engineering	471,516,856	—	—	471,516,856
Construction Materials	112,527,155	—	—	112,527,155
Electrical Equipment	453,445,102	—	—	453,445,102
Electronic Equipment, Instruments & Components	94,952,982	—	—	94,952,982
Entertainment	540,490,822	—	—	540,490,822
Financial Services	115,158,609	154,520,258	—	269,678,867
Ground Transportation	286,753,721	—	—	286,753,721
Health Care Equipment & Supplies	820,723,574	—	—	820,723,574
Hotels, Restaurants & Leisure	692,889,689	—	—	692,889,689
Independent Power and Renewable Electricity Producers	135,886,058	—	—	135,886,058
Interactive Media & Services	244,897,695	—	—	244,897,695
IT Services	308,469,196	—	—	308,469,196
Life Sciences Tools & Services	271,291,780	—	—	271,291,780
Machinery	54,160,919	—	—	54,160,919
Media	265,904,389	—	—	265,904,389
Real Estate Management & Development	237,999,376	—	—	237,999,376
Semiconductors & Semiconductor Equipment	603,281,795	289,007,877	—	892,289,672
Software	1,864,427,265	—	—	1,864,427,265
Specialty Retail	274,101,083	—	—	274,101,083
Technology Hardware, Storage & Peripherals	93,109,312	—	—	93,109,312
Textiles, Apparel & Luxury Goods	136,864,112	—	—	136,864,112
Trading Companies & Distributors	63,632,310	—	—	63,632,310
Other Interests	—	—	15	15

Short-Term Securities
Money Market Funds	431,583,549	—	—	431,583,549

	$11,440,825,995	$443,528,135	$15	$11,884,354,145

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.3%
Tesla, Inc.(a)	416,148	$143,637,644

Banks — 0.4%
NU Holdings Ltd., Class A(a)	1,720,887	21,562,714

Broadline Retail — 4.3%
Amazon.com, Inc.(a)	776,493	161,425,130
MercadoLibre, Inc.(a)	51,356	101,950,390

		263,375,520

Capital Markets — 0.5%
S&P Global, Inc.	64,329	33,612,546

Communications Equipment — 1.7%
Arista Networks, Inc.(a)	169,037	68,598,595
Motorola Solutions, Inc.	69,230	34,594,231

		103,192,826

Consumer Finance — 0.6%
Kaspi.KZ JSC, ADR	319,978	34,045,659

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—

Electric Utilities — 0.4%
Constellation Energy Corp.	103,188	26,473,913

Electrical Equipment — 1.1%
Vertiv Holdings Co., Class A	533,886	68,123,854

Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp.(a)	633,491	63,450,458

Entertainment — 4.4%
Electronic Arts, Inc.	198,202	32,439,721
Netflix, Inc.(a)	59,859	53,083,560
Nintendo Co. Ltd.	696,800	40,895,261
Spotify Technology SA(a)	210,362	100,334,259
Take-Two Interactive Software, Inc.(a)	224,032	42,203,148

		268,955,949

Financial Services — 2.1%
Adyen NV(a)(d)	23,234	33,817,408
Mastercard, Inc., Class A	174,325	92,904,765

		126,722,173

Industrial Conglomerates — 1.1%
Hitachi Ltd.	2,628,000	66,227,843

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A	569,952	96,293,391
Meta Platforms, Inc., Class A	379,185	217,773,529

		314,066,920

IT Services — 3.1%
Farmer’s Business Network, Inc.(a)(b)	194,200	514,630
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	12,614,743
MongoDB, Inc., Class A(a)	247,774	79,904,637
Shopify, Inc., Class A(a)	304,124	35,156,734
Snowflake, Inc., Class A(a)	350,702	61,302,710

		189,493,454

Professional Services — 1.9%
RELX PLC	1,265,101	59,642,064
Thomson Reuters Corp.	345,555	56,212,386

		115,854,450

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 28.8%
Applied Materials, Inc.	227,461	$39,739,711
ARM Holdings PLC, ADR(a)(e)	442,121	59,372,429
ASM International NV	76,373	41,102,133
ASML Holding NV	112,892	77,140,141
Broadcom, Inc.	1,680,805	272,424,874
Marvell Technology, Inc.	934,490	86,617,878
Micron Technology, Inc.	1,055,668	103,402,681
Monolithic Power Systems, Inc.	62,497	35,475,797
NVIDIA Corp.(e)	6,671,918	922,392,664
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	668,756	123,492,483

		1,761,160,791

Software — 30.3%
AppLovin Corp., Class A(a)	126,916	42,738,963
Atlassian Corp., Class A(a)	173,488	45,727,967
Autodesk, Inc.(a)	154,393	45,067,317
Cadence Design Systems, Inc.(a)	650,594	199,608,745
Constellation Software, Inc.	22,901	76,842,543
Crowdstrike Holdings, Inc., Class A(a)	194,314	67,226,815
CyberArk Software Ltd.(a)	132,068	42,725,319
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	28,142,505
Datadog, Inc., Class A(a)	309,428	47,265,127
Fair Isaac Corp.(a)	57,128	135,680,714
Guidewire Software, Inc.(a)	210,435	42,695,157
Microsoft Corp.	1,220,392	516,787,196
Nutanix, Inc., Class A(a)	489,750	31,970,880
Oracle Corp.	928,139	171,557,213
Palo Alto Networks, Inc.(a)	131,838	51,129,413
Samsara, Inc., Class A(a)(e)	879,228	47,029,906
SAP SE	406,414	96,509,460
ServiceNow, Inc.(a)	114,142	119,785,180
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	822,360
Xero Ltd.(a)	420,030	47,829,752

		1,857,142,532

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	115,849

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	2,014,661	478,139,495
Dell Technologies, Inc., Class C	235,465	30,042,979

		508,182,474

Total Common Stocks — 97.4% (Cost: $2,915,845,092)		5,965,397,569

Preferred Securities

Preferred Stocks — 1.5%

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—

Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $10,748,384)(a)(b)(c)	94,889	17,146,442

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,454)(a)(b)(c)	581,814	$17,815,145
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	10,266,530

		28,081,675

Software — 0.7%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	22,730,677
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	18,594,829
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	41,296
Series B (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	73,472
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,441,120
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	99,592
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	36,630

		44,017,616

Total Preferred Securities — 1.5% (Cost: $55,822,010)		89,245,733

Warrants(a)(b)

Software — 0.0%
Constellation Software, Inc. (Issued/Exercisable 08/23/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 98.9% (Cost: $2,971,667,102)		6,054,643,302

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	51,325,295	$51,350,958
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(f)(g)	74,215,637	74,215,637

Total Short-Term Securities — 2.0% (Cost: $125,568,166)		125,566,595

Total Investments — 100.9% (Cost: $3,097,235,268)		6,180,209,897

Liabilities in Excess of Other Assets — (0.9)%		(57,990,335)

Net Assets — 100.0%		$6,122,219,562

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $130,941,190, representing 2.1% of its net assets as of period end, and an original cost of $80,897,883.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,718,478	$8,632,283	(a)	$—	$1,768	$(1,571)	$51,350,958	51,325,295	$80,247	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,083,311	49,132,326	(a)	—	—	—	74,215,637	74,215,637	1,298,846		—

					$1,768	$(1,571)	$125,566,595		$1,379,093		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Technology Opportunities Fund

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$143,637,644	$—	$—	$143,637,644
Banks	21,562,714	—	—	21,562,714
Broadline Retail	263,375,520	—	—	263,375,520
Capital Markets	33,612,546	—	—	33,612,546
Communications Equipment	103,192,826	—	—	103,192,826
Consumer Finance	34,045,659	—	—	34,045,659
Diversified Consumer Services	—	—	—	—
Electric Utilities	26,473,913	—	—	26,473,913
Electrical Equipment	68,123,854	—	—	68,123,854
Electronic Equipment, Instruments & Components	63,450,458	—	—	63,450,458
Entertainment	228,060,688	40,895,261	—	268,955,949
Financial Services	92,904,765	33,817,408	—	126,722,173
Industrial Conglomerates	—	66,227,843	—	66,227,843
Interactive Media & Services	314,066,920	—	—	314,066,920
IT Services	176,364,081	—	13,129,373	189,493,454
Professional Services	56,212,386	59,642,064	—	115,854,450
Semiconductors & Semiconductor Equipment	1,642,918,517	118,242,274	—	1,761,160,791
Software	1,683,838,455	144,339,212	28,964,865	1,857,142,532
Specialty Retail	—	—	115,849	115,849
Technology Hardware, Storage & Peripherals	508,182,474	—	—	508,182,474
Preferred Securities	—	—	89,245,733	89,245,733
Warrants	—	—	—	—

Short-Term Securities
Money Market Funds	125,566,595	—	—	125,566,595

	$5,585,590,015	$463,164,062	$131,455,820	$6,180,209,897

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants		Total
Assets
Opening Balance, as of May 31, 2024	$35,470,366	$83,769,762	$—		$119,240,128
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—
Accrued discounts/premiums	—	—	—		—
Net realized gain (loss)	—	(144,905)	—		(144,905)
Net change in unrealized appreciation (depreciation)(a)(b)	6,739,721	7,968,231	—		14,707,952
Purchases	—	—	—		—
Sales	—	(2,347,355)	—		(2,347,355)

Closing Balance, as of November 30, 2024	$42,210,087	$89,245,733	$—	(c)	$131,455,820

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024(c)	$6,739,721	$7,968,231	$—		$14,707,952

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Technology Opportunities Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$42,210,087	Market	Revenue Multiple	2.10x - 23.00x	17.36x
			Volatility	70%	—
			Time to Exit	3.0 years	—
Preferred Stocks	89,245,733	Market	Revenue Multiple	1.34x - 23.00x	15.44x
			Volatility	50% - 90%	65%
			Time to Exit	3.0 - 4.0 years	3.6 years
			Market Adjustment Multiple	1.60x	—

	$131,455,820

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

November 30, 2024

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,740,257,795	$7,912,823,684	$9,552,542
Investments, at value — affiliated(c)	—	202,693,401	344,926
Foreign currency, at value(d)	—	99,444	2,592
Receivables:
Investments sold	7,614,625	—	123,108
Securities lending income — affiliated	—	39,583	2
Capital shares sold	698,004	2,541,913	—
Dividends — unaffiliated	1,407,130	7,496,969	49,362
Dividends — affiliated	8,700	392,938	551
From the Manager	—	—	13,085
Foreign withholding tax claims	212,877	—	—
Prepaid expenses	80,243	105,398	33,927

Total assets	3,750,279,374	8,126,193,330	10,120,095

LIABILITIES
Bank overdraft	1,184,234	—	—
Collateral on securities loaned	—	91,579,360	275,072
Payables:
Investments purchased	—	—	138,350
Administration fees	—	361,217	—
Capital shares redeemed	1,039,164	5,824,691	—
Investment advisory fees	1,876,869	4,417,669	—
Directors’ and Officer’s fees	6,750	13,842	1,442
Other accrued expenses	100,113	280,506	31,336
Other affiliate fees	51,096	64,032	42
Professional fees	19,756	22,920	52,320
Service and distribution fees	505,094	907,158	46
Transfer agent fees	579,129	2,028,319	369

Total liabilities	5,362,205	105,499,714	498,977

Commitments and contingent liabilities
NET ASSETS	$3,744,917,169	$8,020,693,616	$9,621,118

NET ASSETS CONSIST OF:
Paid-in capital	$1,220,247,273	$4,264,783,946	$10,094,653
Accumulated earnings (loss)	2,524,669,896	3,755,909,670	(473,535)

NET ASSETS	$3,744,917,169	$8,020,693,616	$9,621,118

(a) Investments, at cost — unaffiliated	$1,413,710,323	$4,527,494,558	$9,126,536
(b) Securities loaned, at value	$—	$90,044,218	$248,531
(c) Investments, at cost — affiliated	$—	$202,675,361	$344,926
(d) Foreign currency, at cost	$—	$103,311	$2,586

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	19

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund
NET ASSET VALUE

Institutional
Net assets		$853,525,300	$4,163,988,484		$110,924

Shares outstanding		19,132,388	55,387,784		11,723

Net asset value		$44.61	$75.18		$9.46

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Service
Net assets	$	N/A	$29,920,951	$	N/A

Shares outstanding		N/A	425,452		N/A

Net asset value	$	N/A	$70.33	$	N/A

Shares authorized		N/A	Unlimited		N/A

Par value	$	N/A	$0.001	$	N/A

Investor A
Net assets		$2,262,412,776	$2,795,605,072		$230,435

Shares outstanding		58,840,902	39,962,984		24,392

Net asset value		$38.45	$69.95		$9.45

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Investor C
Net assets		$42,051,895	$275,601,646	$	N/A

Shares outstanding		2,182,747	4,873,984		N/A

Net asset value		$19.27	$56.55	$	N/A

Shares authorized		300 million	Unlimited		N/A

Par value		$0.10	$0.001	$	N/A

Class K
Net assets		$561,470,079	$510,773,724		$9,279,759

Shares outstanding		12,418,004	6,779,798		980,507

Net asset value		$45.21	$75.34		$9.46

Shares authorized		300 million	Unlimited		Unlimited

Par value		$0.10	$0.001		$0.001

Class R
Net assets		$25,457,119	$244,803,739	$	N/A

Shares outstanding		976,140	3,629,407		N/A

Net asset value		$26.08	$67.45	$	N/A

Shares authorized		500 million	Unlimited		N/A

Par value		$0.10	$0.001	$	N/A

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,452,770,596	$6,054,643,302
Investments, at value — affiliated(c)	431,583,549	125,566,595
Cash	—	5,848
Foreign currency, at value(d)	—	329,521
Receivables:
Investments sold	22,755,403	3,527,997
Securities lending income — affiliated	59,524	15,836
Capital shares sold	5,700,245	4,022,047
Dividends — unaffiliated	2,892,967	1,531,186
Dividends — affiliated	33,898	64,806
From the Manager	24,952	3,210
Prepaid expenses	130,542	101,105

Total assets	11,915,951,676	6,189,811,453

LIABILITIES
Bank overdraft	7,085,736	—
Collateral on securities loaned	431,379,902	51,344,691
Payables:
Investments purchased	11,720,942	4,978,824
Administration fees	384,793	261,535
Capital shares redeemed	18,018,761	4,441,841
Investment advisory fees	5,715,928	3,779,670
Directors’ and Officer’s fees	24,051	8,070
Other accrued expenses	334,840	352,543
Other affiliate fees	25,067	25,183
Professional fees	8,875	4,908
Service and distribution fees	536,777	732,604
Transfer agent fees	2,592,534	1,662,022

Total liabilities	477,828,206	67,591,891

Commitments and contingent liabilities

NET ASSETS	$11,438,123,470	$6,122,219,562

NET ASSETS CONSIST OF:
Paid-in capital	$7,667,026,297	$2,760,592,538
Accumulated earnings	3,771,097,173	3,361,627,024

NET ASSETS	$11,438,123,470	$6,122,219,562

(a) Investments, at cost — unaffiliated	$7,496,122,042	$2,971,667,102
(b) Securities loaned, at value	$424,224,215	$50,820,184
(c) Investments, at cost — affiliated	$431,561,589	$125,568,166
(d) Foreign currency, at cost	$—	$323,147

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	21

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
NET ASSET VALUE

Institutional
Net assets	$4,892,014,678	$3,165,791,734

Shares outstanding	105,999,726	41,794,261

Net asset value	$46.15	$75.75

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Service
Net assets	$59,903,820	$56,019,061

Shares outstanding	1,461,414	797,150

Net asset value	$40.99	$70.27

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$1,733,971,135	$2,188,541,317

Shares outstanding	44,396,888	31,923,886

Net asset value	$39.06	$68.55

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$186,860,194	$312,838,920

Shares outstanding	6,512,213	5,786,942

Net asset value	$28.69	$54.06

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$4,474,464,016	$349,268,574

Shares outstanding	96,336,054	4,596,656

Net asset value	$46.45	$75.98

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class R
Net assets	$90,909,627	$49,759,956

Shares outstanding	2,400,723	727,310

Net asset value	$37.87	$68.42

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended November 30, 2024

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$10,855,123 (a)	$42,095,280	$154,795
Dividends — affiliated	80,519	3,929,635	3,518
Securities lending income — affiliated — net	—	212,437	35
Other income	10,484	—	—
Foreign taxes withheld	(73,814)	(36,082)	(7,750)
Foreign withholding tax claims	300,549	—	—

Total investment income	11,172,861	46,201,270	150,598

EXPENSES
Investment advisory	11,176,768	28,230,850	37,588
Service and distribution — class specific	3,009,266	5,799,197	285
Transfer agent — class specific	1,355,178	3,828,562	638
Accounting services	117,014	247,746	18,556
Professional	95,082	43,476	55,388
Registration	41,781	67,564	25,250
Printing and postage	30,085	34,918	18,905
Custodian	22,058	65,531	8,709
Directors and Officer	15,924	35,637	3,320
Administration	—	1,461,679	1,997
Administration — class specific	—	842,015	940
Miscellaneous	18,084	143,481	6,028

Total expenses excluding interest expense	15,881,240	40,800,656	177,604
Interest expense	8,871	697	1

Total expenses	15,890,111	40,801,353	177,605

Less:
Administration fees waived	—	—	(1,997)
Administration fees waived by the Manager — class specific	—	—	(940)
Fees waived and/or reimbursed by the Manager	(1,223)	(58,232)	(129,048)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	—	(554)

Total expenses after fees waived and/or reimbursed	15,888,888	40,743,121	45,066

Net investment income (loss)	(4,716,027)	5,458,149	105,532

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	214,582,315	397,159,486	105,641
Investments — affiliated	—	14,283	37
Foreign currency transactions	(10,327)	126,216	2,246
Swaps	—	—	8,662

	$214,571,988	$397,299,985	$116,586

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	264,419,127	(89,361,091)	461,346
Investments — affiliated	—	18,040	—
Foreign currency translations	(8,392)	(2,994)	(447)
Swaps	—	—	3,171

	264,410,735	(89,346,045)	464,070

Net realized and unrealized gain	478,982,723	307,953,940	580,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$474,266,696	$313,412,089	$686,188

(a)	Includes $3,851,625 related to a special distribution from TransDigm Group, Inc.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	23

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2024

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$16,622,971	$12,186,488
Dividends — affiliated	240,458	1,298,846
Securities lending income — affiliated — net	454,417	80,247
Foreign taxes withheld	—	(333,326)

Total investment income	17,317,846	13,232,255

EXPENSES
Investment advisory	34,954,003	22,120,205
Transfer agent — class specific	4,680,358	2,844,988
Service and distribution — class specific	3,150,732	4,308,582
Administration	1,897,729	1,039,996
Administration — class specific	1,110,777	582,231
Accounting services	320,896	176,992
Registration	95,158	81,004
Custodian	83,882	46,507
Directors and Officer	50,707	24,381
Printing and postage	46,920	30,942
Professional	30,611	28,129
Miscellaneous	47,074	45,408

Total expenses excluding interest expense	46,468,847	31,329,365
Interest expense	222,576	8,125

Total expenses	46,691,423	31,337,490

Less:
Administration fees waived by the Manager — class specific	(653,175)	(322,352)
Fees waived and/or reimbursed by the Manager	(3,615)	(18,880)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(459,575)	(49,098)

Total expenses after fees waived and/or reimbursed	45,575,058	30,947,160

Net investment loss	(28,257,212)	(17,714,905)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	1,169,966,125	751,481,879
Investments — affiliated	196,041	1,768
Foreign currency transactions	2,754	(12,976)

	$1,170,164,920	$751,470,671

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	649,803,191	97,825,408
Investments — affiliated	23,713	(1,571)
Foreign currency translations	(14,111)	6,850

	649,812,793	97,830,687

Net realized and unrealized gain	1,819,977,713	849,301,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,791,720,501	$831,586,453

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(4,716,027)	$(10,611,713)	$5,458,149	$25,316,530
Net realized gain	214,571,988	341,112,234	397,299,985	395,305,992
Net change in unrealized appreciation (depreciation)	264,410,735	713,790,114	(89,346,045)	615,065,988

Net increase in net assets resulting from operations	474,266,696	1,044,290,635	313,412,089	1,035,688,510

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(54,180,906)	(24,574,161)	(142,791,970)	(165,666,116)
Service	—	—	(1,061,471)	(1,218,171)
Investor A	(167,569,969)	(69,431,098)	(100,438,873)	(108,961,191)
Investor C	(5,759,646)	(2,509,299)	(13,002,667)	(16,034,475)
Class K	(35,917,298)	(22,193,494)	(16,517,766)	(17,980,192)
Class R	(2,697,452)	(1,215,316)	(9,050,426)	(8,884,277)

Decrease in net assets resulting from distributions to shareholders	(266,125,271)	(119,923,368)	(282,863,173)	(318,744,422)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	51,825,482	(551,525,947)	(323,988,605)	(872,061,789)

NET ASSETS
Total increase (decrease) in net assets	259,966,907	372,841,320	(293,439,689)	(155,117,701)
Beginning of period	3,484,950,262	3,112,108,942	8,314,133,305	8,469,251,006

End of period	$3,744,917,169	$3,484,950,262	$8,020,693,616	$8,314,133,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	25

Statements of Changes in Net Assets (continued)

	BlackRock Infrastructure Sustainable Opportunities Fund		BlackRock Mid-Cap Growth Equity Portfolio
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$105,532	$198,809	$(28,257,212)	$(47,778,831)
Net realized gain (loss)	116,586	(375,488)	1,170,164,920	1,006,857,842
Net change in unrealized appreciation (depreciation)	464,070	200,297	649,812,793	1,133,709,179

Net increase in net assets resulting from operations	686,188	23,618	1,791,720,501	2,092,788,190

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(654)	(2,409)	—	—
Investor A	(1,137)	(3,809)	—	—
Class K	(57,026)	(214,945)	—	—

Decrease in net assets resulting from distributions to shareholders	(58,817)	(221,163)	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(35,124)	102,034	(2,020,736,553)	(1,914,227,253)

NET ASSETS
Total increase (decrease) in net assets	592,247	(95,511)	(229,016,052)	178,560,937
Beginning of period	9,028,871	9,124,382	11,667,139,522	11,488,578,585

End of period	$9,621,118	$9,028,871	$11,438,123,470	$11,667,139,522

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Technology Opportunities Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(17,714,905)	$(27,099,028)
Net realized gain	751,470,671	280,429,599
Net change in unrealized appreciation (depreciation)	97,830,687	1,259,756,995

Net increase in net assets resulting from operations	831,586,453	1,513,087,566

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(44,924,865)	(566,590,067)

NET ASSETS
Total increase in net assets	786,661,588	946,497,499
Beginning of period	5,335,557,974	4,389,060,475

End of period	$6,122,219,562	$5,335,557,974

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	27

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$41.93		$31.69	$31.98	$43.32	$38.32		$30.52	$33.72

Net investment income (loss)(a)	(0.02	)(b)	(0.06)	0.00 (c)	(0.09)	(0.06)		(0.07)	(0.05)
Net realized and unrealized gain (loss)	5.67		11.51	1.82	(6.14)	7.06		10.81	0.23

Net increase (decrease) from investment operations	5.65		11.45	1.82	(6.23)	7.00		10.74	0.18

Distributions from net realized gain(d)	(2.97)		(1.21)	(2.11)	(5.11)	(2.00)		(2.94)	(3.38)

Net asset value, end of period	$44.61		$41.93	$31.69	$31.98	$43.32		$38.32	$30.52

Total Return(e)
Based on net asset value	14.10	%(f)	37.03%	6.81%	(17.30)%	18.72	%(f)	38.17%	1.77%

Ratios to Average Net Assets(g)
Total expenses	0.72	%(h)	0.75%	0.73%	0.70%	0.72	%(h)	0.75%	0.75%

Total expenses after fees waived and/or reimbursed	0.72	%(h)	0.74%	0.73%	0.70%	0.72	%(h)	0.75%	0.75%

Net investment income (loss)	(0.10	)%(h)	(0.17)%	0.01%	(0.21)%	(0.21	)%(h)	(0.22)%	(0.17)%

Supplemental Data
Net assets, end of period (000)	$853,525		$784,361	$678,965	$943,275	$1,072,833		$911,484	$644,983

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and 0.21% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$36.54		$27.77	$28.38	$39.00	$34.74		$27.99	$31.25

Net investment loss(a)	(0.07	)(b)	(0.13)	(0.07)	(0.18)	(0.11)		(0.14)	(0.12)
Net realized and unrealized gain (loss)	4.91		10.04	1.57	(5.39)	6.37		9.83	0.18

Net increase (decrease) from investment operations	4.84		9.91	1.50	(5.57)	6.26		9.69	0.06

Distributions from net realized gain(c)	(2.93)		(1.14)	(2.11)	(5.05)	(2.00)		(2.94)	(3.32)

Net asset value, end of period	$38.45		$36.54	$27.77	$28.38	$39.00		$34.74	$27.99

Total Return(d)
Based on net asset value	13.95	%(e)	36.66%	6.53%	(17.51)%	18.51	%(e)	37.84%	1.48%

Ratios to Average Net Assets(f)
Total expenses	0.97	%(g)	1.00%	1.00%	0.97%	0.97	%(g)	1.01%	1.01%

Total expenses after fees waived and/or reimbursed	0.97	%(g)	0.99%	1.00%	0.97%	0.97	%(g)	1.01%	1.01%

Net investment loss	(0.35	)%(g)	(0.42)%	(0.27)%	(0.48)%	(0.46	)%(g)	(0.48)%	(0.43)%

Supplemental Data
Net assets, end of period (000)	$2,262,413		$2,117,888	$1,723,973	$1,871,340	$2,551,211		$2,195,906	$1,692,630

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.10) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$19.74		$15.52	$17.01	$25.27	$23.27		$19.81	$23.29

Net investment loss(a)	(0.11	)(b)	(0.22)	(0.16)	(0.29)	(0.20)		(0.25)	(0.24)
Net realized and unrealized gain (loss)	2.53		5.50	0.78	(3.05)	4.20		6.65	0.04

Net increase (decrease) from investment operations	2.42		5.28	0.62	(3.34)	4.00		6.40	(0.20)

Distributions from net realized gain(c)	(2.89)		(1.06)	(2.11)	(4.92)	(2.00)		(2.94)	(3.28)

Net asset value, end of period	$19.27		$19.74	$15.52	$17.01	$25.27		$23.27	$19.81

Total Return(d)
Based on net asset value	13.48	%(e)	35.61%	5.62%	(18.18)%	17.89	%(e)	36.73%	0.72%

Ratios to Average Net Assets(f)
Total expenses	1.79	%(g)	1.84%	1.84%	1.76%	1.77	%(g)	1.79%	1.81%

Total expenses after fees waived and/or reimbursed	1.79	%(g)	1.83%	1.84%	1.76%	1.77	%(g)	1.79%	1.81%

Net investment loss	(1.18	)%(g)	(1.26)%	(1.11)%	(1.28)%	(1.27	)%(g)	(1.26)%	(1.23)%

Supplemental Data
Net assets, end of period (000)	$42,052		$40,228	$39,581	$48,332	$72,075		$89,336	$195,908

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$42.46		$32.08	$32.32	$43.71	$38.63		$30.71	$33.91

Net investment income (loss)(a)	(0.01	)(b)	(0.03)	0.02	(0.06)	(0.03)		(0.04)	(0.02)
Net realized and unrealized gain (loss)	5.74		11.65	1.85	(6.20)	7.11		10.90	0.23

Net increase (decrease) from investment operations	5.73		11.62	1.87	(6.26)	7.08		10.86	0.21

Distributions from net realized gain(c)	(2.98)		(1.24)	(2.11)	(5.13)	(2.00)		(2.94)	(3.41)

Net asset value, end of period	$45.21		$42.46	$32.08	$32.32	$43.71		$38.63	$30.71

Total Return(d)
Based on net asset value	14.13	%(e)	37.14%	6.90%	(17.22)%	18.78	%(e)	38.33%	1.86%

Ratios to Average Net Assets(f)
Total expenses	0.65	%(g)	0.65%	0.65%	0.64%	0.63	%(g)	0.64%	0.65%

Total expenses after fees waived and/or reimbursed	0.65	%(g)	0.65%	0.65%	0.63%	0.63	%(g)	0.64%	0.64%

Net investment income (loss)	(0.03	)%(g)	(0.08)%	0.08%	(0.15)%	(0.13	)%(g)	(0.11)%	(0.06)%

Supplemental Data
Net assets, end of period (000)	$561,470		$517,123	$645,860	$646,115	$845,106		$682,107	$552,523

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.05) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$25.70		$19.86	$21.02	$30.12	$27.30		$22.65	$26.00

Net investment loss(a)	(0.09	)(b)	(0.17)	(0.11)	(0.23)	(0.15)		(0.17)	(0.16)
Net realized and unrealized gain (loss)	3.37		7.10	1.06	(3.88)	4.97		7.76	0.09

Net increase (decrease) from investment operations	3.28		6.93	0.95	(4.11)	4.82		7.59	(0.07)

Distributions from net realized gain(c)	(2.90)		(1.09)	(2.11)	(4.99)	(2.00)		(2.94)	(3.28)

Net asset value, end of period	$26.08		$25.70	$19.86	$21.02	$30.12		$27.30	$22.65

Total Return(d)
Based on net asset value	13.76	%(e)	36.14%	6.17%	(17.82)%	18.26	%(e)	37.45%	1.19%

Ratios to Average Net Assets(f)
Total expenses	1.35	%(g)	1.36%	1.37%	1.33%	1.30	%(g)	1.28%	1.29%

Total expenses after fees waived and/or reimbursed	1.35	%(g)	1.35%	1.36%	1.33%	1.30	%(g)	1.28%	1.29%

Net investment loss	(0.74	)%(g)	(0.78)%	(0.63)%	(0.85)%	(0.80	)%(g)	(0.75)%	(0.71)%

Supplemental Data
Net assets, end of period (000)	$25,457		$25,350	$23,731	$24,371	$36,933		$37,741	$54,828

Portfolio turnover rate	10%		21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.12) per share and 0.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$74.83		$68.47	$72.10	$81.77		$75.37		$61.55		$67.67

Net investment income(a)	0.10		0.32	0.34	0.24		0.13		0.19		0.28
Net realized and unrealized gain (loss)	2.74		8.71	1.07	(2.75)		9.66		16.26		(1.64)

Net increase (decrease) from investment operations	2.84		9.03	1.41	(2.51)		9.79		16.45		(1.36)

Distributions(b)
From net investment income	—		(0.33)	(0.38)	(0.16)		(0.13)		(0.32)		(0.23)
From net realized gain	(2.49)		(2.34)	(4.66)	(7.00)		(3.26)		(2.31)		(4.53)

Total distributions	(2.49)		(2.67)	(5.04)	(7.16)		(3.39)		(2.63)		(4.76)

Net asset value, end of period	$75.18		$74.83	$68.47	$72.10		$81.77		$75.37		$61.55

Total Return(c)
Based on net asset value	3.83	%(d)	13.57%	2.25%	(3.55	)%(e)	13.37	%(d)	27.34	%(f)	(1.84)%

Ratios to Average Net Assets(g)
Total expenses	0.83	%(h)	0.84%	0.84%	0.85%		0.84	%(h)	0.85%		0.85%

Total expenses after fees waived and/or reimbursed	0.83	%(h)	0.84%	0.84%	0.85%		0.84	%(h)	0.85%		0.84%

Net investment income	0.27	%(h)	0.45%	0.49%	0.31%		0.24	%(h)	0.28%		0.45%

Supplemental Data
Net assets, end of period (000)	$4,163,988		$4,374,721	$4,436,816	$5,062,514		$5,990,131		$5,133,191		$3,095,352

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$70.27		$64.44	$68.16	$77.63		$71.63		$58.66		$64.73

Net investment income (loss)(a)	(0.02)		0.10	0.13	0.01		(0.03)		(0.01)		0.08
Net realized and unrealized gain (loss)	2.57		8.20	1.00	(2.61)		9.18		15.48		(1.57)

Net increase (decrease) from investment operations	2.55		8.30	1.13	(2.60)		9.15		15.47		(1.49)

Distributions(b)
From net investment income	—		(0.13)	(0.19)	—		—		(0.19)		(0.05)
From net realized gain	(2.49)		(2.34)	(4.66)	(6.87)		(3.15)		(2.31)		(4.53)

Total distributions	(2.49)		(2.47)	(4.85)	(6.87)		(3.15)		(2.50)		(4.58)

Net asset value, end of period	$70.33		$70.27	$64.44	$68.16		$77.63		$71.63		$58.66

Total Return(c)
Based on net asset value	3.66	%(d)	13.24%	1.94%	(3.83	)%(e)	13.15	%(d)	26.96	%(f)	(2.16)%

Ratios to Average Net Assets(g)
Total expenses	1.15	%(h)	1.14%	1.14%	1.14%		1.14	%(h)	1.15%		1.15%

Total expenses after fees waived and/or reimbursed	1.15	%(h)	1.14%	1.14%	1.14%		1.14	%(h)	1.15%		1.15%

Net investment income (loss)	(0.05	)%(h)	0.15%	0.19%	0.02%		(0.07	)%(h)	(0.02)%		0.14%

Supplemental Data
Net assets, end of period (000)	$29,921		$31,141	$33,055	$36,625		$43,825		$40,252		$34,708

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$69.88		$64.11	$67.84	$77.31		$71.37		$58.45		$64.50

Net investment income (loss)(a)	0.01		0.13	0.16	0.05		(0.01)		0.01		0.10
Net realized and unrealized gain (loss)	2.55		8.15	0.99	(2.59)		9.15		15.42		(1.56)

Net increase (decrease) from investment operations	2.56		8.28	1.15	(2.54)		9.14		15.43		(1.46)

Distributions(b)
From net investment income	—		(0.17)	(0.22)	—		—		(0.20)		(0.06)
From net realized gain	(2.49)		(2.34)	(4.66)	(6.93)		(3.20)		(2.31)		(4.53)

Total distributions	(2.49)		(2.51)	(4.88)	(6.93)		(3.20)		(2.51)		(4.59)

Net asset value, end of period	$69.95		$69.88	$64.11	$67.84		$77.31		$71.37		$58.45

Total Return(c)
Based on net asset value	3.69	%(d)	13.28%	1.99%	(3.78	)%(e)	13.18	%(d)	26.99	%(f)	(2.11)%

Ratios to Average Net Assets(g)
Total expenses	1.08	%(h)	1.09%	1.09%	1.09%		1.10	%(h)	1.11%		1.12%

Total expenses after fees waived and/or reimbursed	1.08	%(h)	1.09%	1.09%	1.09%		1.10	%(h)	1.11%		1.12%

Net investment income (loss)	0.02	%(h)	0.20%	0.24%	0.07%		(0.02	)%(h)	0.01%		0.17%

Supplemental Data
Net assets, end of period (000)	$2,795,605		$2,851,925	$2,865,706	$3,151,912		$3,496,818		$3,135,882		$2,598,888

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$57.16		$53.11	$57.24	$66.15		$61.38		$50.74		$56.55

Net investment loss(a)	(0.21)		(0.31)	(0.27)	(0.43)		(0.33)		(0.40)		(0.28)
Net realized and unrealized gain (loss)	2.09		6.70	0.80	(2.17)		7.85		13.34		(1.38)

Net increase (decrease) from investment operations	1.88		6.39	0.53	(2.60)		7.52		12.94		(1.66)

Distributions from net realized gain(b)	(2.49)		(2.34)	(4.66)	(6.31)		(2.75)		(2.30)		(4.15)

Net asset value, end of period	$56.55		$57.16	$53.11	$57.24		$66.15		$61.38		$50.74

Total Return(c)
Based on net asset value	3.32	%(d)	12.42%	1.22%	(4.50	)%(e)	12.61	%(d)	26.09	%(f)	(2.82)%

Ratios to Average Net Assets(g)
Total expenses	1.84	%(h)	1.86%	1.85%	1.84%		1.84	%(h)	1.85%		1.85%

Total expenses after fees waived and/or reimbursed	1.84	%(h)	1.86%	1.85%	1.84%		1.84	%(h)	1.85%		1.85%

Net investment loss	(0.74	)%(h)	(0.57)%	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%		(0.56)%

Supplemental Data
Net assets, end of period (000)	$275,602		$311,994	$404,306	$542,880		$719,525		$773,522		$745,636

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$74.95		$68.58	$72.21	$81.91		$75.50		$61.63		$67.75

Net investment income(a)	0.13		0.39	0.40	0.33		0.18		0.27		0.34
Net realized and unrealized gain (loss)	2.75		8.72	1.08	(2.77)		9.68		16.28		(1.65)

Net increase (decrease) from investment operations	2.88		9.11	1.48	(2.44)		9.86		16.55		(1.31)

Distributions(b)
From net investment income	—		(0.40)	(0.45)	(0.26)		(0.19)		(0.37)		(0.28)
From net realized gain	(2.49)		(2.34)	(4.66)	(7.00)		(3.26)		(2.31)		(4.53)

Total distributions	(2.49)		(2.74)	(5.11)	(7.26)		(3.45)		(2.68)		(4.81)

Net asset value, end of period	$75.34		$74.95	$68.58	$72.21		$81.91		$75.50		$61.63

Total Return(c)
Based on net asset value	3.87	%(d)	13.68%	2.34%	(3.44	)%(e)	13.45	%(d)	27.47	%(f)	(1.75)%

Ratios to Average Net Assets(g)
Total expenses	0.75	%(h)	0.75%	0.75%	0.74%		0.74	%(h)	0.75%		0.75%

Total expenses after fees waived and/or reimbursed	0.74	%(h)	0.75%	0.75%	0.74%		0.74	%(h)	0.75%		0.75%

Net investment income	0.35	%(h)	0.54%	0.59%	0.42%		0.34	%(h)	0.39%		0.55%

Supplemental Data
Net assets, end of period (000)	$510,774		$496,504	$487,287	$436,984		$464,179		$344,822		$171,517

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$67.59		$62.14	$65.94	$75.28		$69.54		$57.05		$63.09

Net investment loss(a)	(0.12)		(0.11)	(0.08)	(0.21)		(0.18)		(0.20)		(0.09)
Net realized and unrealized gain (loss)	2.47		7.90	0.96	(2.52)		8.91		15.05		(1.53)

Net increase (decrease) from investment operations	2.35		7.79	0.88	(2.73)		8.73		14.85		(1.62)

Distributions(b)
From net investment income	—		—	(0.02)	—		—		(0.05)		—
From net realized gain	(2.49)		(2.34)	(4.66)	(6.61)		(2.99)		(2.31)		(4.42)

Total distributions	(2.49)		(2.34)	(4.68)	(6.61)		(2.99)		(2.36)		(4.42)

Net asset value, end of period	$67.45		$67.59	$62.14	$65.94		$75.28		$69.54		$57.05

Total Return(c)
Based on net asset value	3.50	%(d)	12.88%	1.62%	(4.12	)%(e)	12.91	%(d)	26.60	%(f)	(2.44)%

Ratios to Average Net Assets(g)
Total expenses	1.44	%(h)	1.46%	1.46%	1.45%		1.44	%(h)	1.45%		1.45%

Total expenses after fees waived and/or reimbursed	1.44	%(h)	1.46%	1.46%	1.45%		1.44	%(h)	1.45%		1.45%

Net investment loss	(0.34	)%(h)	(0.17)%	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%		(0.15)%

Supplemental Data
Net assets, end of period (000)	$244,804		$247,848	$242,080	$263,195		$289,676		$260,488		$224,862

Portfolio turnover rate	16%		27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24		Year Ended 05/31/23		Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$8.84		$9.04		$9.97		$10.00

Net investment income(b)	0.10		0.19		0.14		0.07
Net realized and unrealized gain (loss)	0.58		(0.18)		(0.68)		(0.02)

Net increase (decrease) from investment operations	0.68		0.01		(0.54)		0.05

Distributions(c)
From net investment income	(0.06)		(0.21)		(0.13)		(0.04)
From net realized gain	—		—		(0.26)		(0.04)

Total distributions	(0.06)		(0.21)		(0.39)		(0.08)

Net asset value, end of period	$9.46		$8.84		$9.04		$9.97

Total Return(d)
Based on net asset value	7.69	%(e)	0.13%		(5.32)%		0.45	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.93	%(g)	4.73%		4.54%		3.62	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.00	%(g)	1.00%		1.00%		1.00	%(g)

Net investment income	2.20	%(g)	2.22%		1.60%		1.09	%(g)

Supplemental Data
Net assets, end of period (000)	$111		$102		$102		$107

Portfolio turnover rate	59%		57	%(i)	104	%(i)	70	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.45%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24		Year Ended 05/31/23		Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$8.83		$9.03		$9.96		$10.00

Net investment income(b)	0.09		0.17		0.13		0.06
Net realized and unrealized gain (loss)	0.58		(0.17)		(0.69)		(0.03)

Net increase (decrease) from investment operations	0.67		0.00	(c)	(0.56)		0.03

Distributions(d)
From net investment income	(0.05)		(0.20)		(0.11)		(0.03)
From net realized gain	—		—		(0.26)		(0.04)

Total distributions	(0.05)		(0.20)		(0.37)		(0.07)

Net asset value, end of period	$9.45		$8.83		$9.03		$9.96

Total Return(e)
Based on net asset value	7.58	%(f)	(0.08)%		(5.55)%		0.29	%(f)

Ratios to Average Net Assets(g)
Total expenses	4.32	%(h)	5.05%		4.75%		3.88	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.25	%(h)	1.25%		1.25%		1.25	%(h)

Net investment income	2.03	%(h)	1.97%		1.41%		0.84	%(h)

Supplemental Data
Net assets, end of period (000)	$230		$253		$156		$109

Portfolio turnover rate	59%		57	%(j)	104	%(j)	70	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.71%.
(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24		Year Ended 05/31/23		Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$8.85		$9.04		$9.97		$10.00

Net investment income(b)	0.10		0.20		0.15		0.08
Net realized and unrealized gain (loss)	0.57		(0.17)		(0.69)		(0.03)

Net increase (decrease) from investment operations	0.67		0.03		(0.54)		0.05

Distributions(c)
From net investment income	(0.06)		(0.22)		(0.13)		(0.04)
From net realized gain	—		—		(0.26)		(0.04)

Total distributions	(0.06)		(0.22)		(0.39)		(0.08)

Net asset value, end of period	$9.46		$8.85		$9.04		$9.97

Total Return(d)
Based on net asset value	7.58	%(e)	0.29%		(5.27)%		0.46	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.76	%(g)	4.41%		4.33%		3.36	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95	%(g)	0.95%		0.95%		0.95	%(g)

Net investment income	2.25	%(g)	2.27%		1.65%		1.13	%(g)

Supplemental Data
Net assets, end of period (000)	$9,280		$8,674		$8,866		$9,777

Portfolio turnover rate	59%		57	%(i)	104	%(i)	70	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.21%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$39.18		$32.79	$32.83	$45.95	$36.56		$28.68	$27.87

Net investment loss(a)	(0.10)		(0.14)	(0.08)	(0.23)	(0.15)		(0.14)	(0.09)
Net realized and unrealized gain (loss)	7.07		6.53	0.04	(10.52)	9.54		8.14	1.95

Net increase (decrease) from investment operations	6.97		6.39	(0.04)	(10.75)	9.39		8.00	1.86

Distributions from net realized gain(b)	—		—	—	(2.37)	—		(0.12)	(1.05)

Net asset value, end of period	$46.15		$39.18	$32.79	$32.83	$45.95		$36.56	$28.68

Total Return(c)
Based on net asset value	17.79	%(d)	19.49%	(0.12)%	(24.87)%	25.68	%(d)	27.98%	7.43%

Ratios to Average Net Assets(e)
Total expenses	0.83	%(f)	0.85%	0.84%	0.81%	0.80	%(f)	0.85%	0.87%

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.80%	0.80%	0.80%	0.80	%(f)	0.80%	0.80%

Net investment loss	(0.49	)%(f)	(0.38)%	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%	(0.34)%

Supplemental Data
Net assets, end of period (000)	$4,892,015		$5,194,320	$5,266,832	$7,095,644	$9,260,191		$6,003,280	$2,700,531

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Service
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$34.85		$29.23	$29.34	$41.34	$32.95		$25.92	$25.30

Net investment loss(a)	(0.13)		(0.21)	(0.14)	(0.31)	(0.20)		(0.19)	(0.15)
Net realized and unrealized gain (loss)	6.27		5.83	0.03	(9.39)	8.59		7.34	1.76

Net increase (decrease) from investment operations	6.14		5.62	(0.11)	(9.70)	8.39		7.15	1.61

Distributions from net realized gain(b)	—		—	—	(2.30)	—		(0.12)	(0.99)

Net asset value, end of period	$40.99		$34.85	$29.23	$29.34	$41.34		$32.95	$25.92

Total Return(c)
Based on net asset value	17.62	%(d)	19.23%	(0.38)%	(25.06)%	25.46	%(d)	27.68%	7.15%

Ratios to Average Net Assets(e)
Total expenses	1.14	%(f)	1.12%	1.10%	1.09%	1.10	%(f)	1.11%	1.16%

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.05%	1.05	%(f)	1.05%	1.05%

Net investment loss	(0.74	)%(f)	(0.63)%	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%	(0.59)%

Supplemental Data
Net assets, end of period (000)	$59,904		$59,731	$62,693	$81,276	$104,997		$83,680	$61,293

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$33.20		$27.85	$27.96	$39.50	$31.48		$24.78	$24.22

Net investment loss(a)	(0.13)		(0.20)	(0.14)	(0.29)	(0.19)		(0.18)	(0.14)
Net realized and unrealized gain (loss)	5.99		5.55	0.03	(8.94)	8.21		7.00	1.68

Net increase (decrease) from investment operations	5.86		5.35	(0.11)	(9.23)	8.02		6.82	1.54

Distributions from net realized gain(b)	—		—	—	(2.31)	—		(0.12)	(0.98)

Net asset value, end of period	$39.06		$33.20	$27.85	$27.96	$39.50		$31.48	$24.78

Total Return(c)
Based on net asset value	17.65	%(d)	19.21%	(0.39)%	(25.05)%	25.48	%(d)	27.61%	7.17%

Ratios to Average Net Assets(e)
Total expenses	1.11	%(f)	1.13%	1.13%	1.09%	1.09	%(f)	1.14%	1.16%

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.05%	1.05	%(f)	1.05%	1.05%

Net investment loss	(0.74	)%(f)	(0.63)%	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%	(0.58)%

Supplemental Data
Net assets, end of period (000)	$1,733,971		$1,622,438	$1,637,289	$1,913,190	$2,577,151		$1,917,773	$1,335,467

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$24.48		$20.69	$20.93	$30.22	$24.20		$19.21	$19.04

Net investment loss(a)	(0.19)		(0.32)	(0.25)	(0.43)	(0.29)		(0.30)	(0.24)
Net realized and unrealized gain (loss)	4.40		4.11	0.01	(6.67)	6.31		5.41	1.28

Net increase (decrease) from investment operations	4.21		3.79	(0.24)	(7.10)	6.02		5.11	1.04

Distributions from net realized gain(b)	—		—	—	(2.19)	—		(0.12)	(0.87)

Net asset value, end of period	$28.69		$24.48	$20.69	$20.93	$30.22		$24.20	$19.21

Total Return(c)
Based on net asset value	17.20	%(d)	18.32%	(1.15)%	(25.61)%	24.88	%(d)	26.72%	6.33%

Ratios to Average Net Assets(e)
Total expenses	1.81	%(f)	1.84%	1.83%	1.78%	1.80	%(f)	1.84%	1.86%

Total expenses after fees waived and/or reimbursed	1.80	%(f)	1.80%	1.80%	1.78%	1.79	%(f)	1.80%	1.80%

Net investment loss	(1.49	)%(f)	(1.38)%	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%	(1.33)%

Supplemental Data
Net assets, end of period (000)	$186,860		$184,966	$194,849	$243,284	$357,360		$280,143	$209,923

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$39.42		$32.95	$32.96	$46.10	$36.66		$28.74		$27.93

Net investment loss(a)	(0.08)		(0.11)	(0.05)	(0.17)	(0.12)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	7.11		6.58	0.04	(10.58)	9.56		8.16		1.96

Net increase (decrease) from investment operations	7.03		6.47	(0.01)	(10.75)	9.44		8.04		1.87

Distributions from net realized gain(b)	—		—	—	(2.39)	—		(0.12)		(1.06)

Net asset value, end of period	$46.45		$39.42	$32.95	$32.96	$46.10		$36.66		$28.74

Total Return(c)
Based on net asset value	17.83	%(d)	19.64%	(0.03)%	(24.79)%	25.75	%(d)	28.06%		7.47%

Ratios to Average Net Assets(e)
Total expenses	0.70	%(f)	0.71%	0.71%	0.70%	0.70	%(f)	0.73	%(g)	0.76	%(h)

Total expenses after fees waived and/or reimbursed	0.70	%(f)	0.71%	0.71%	0.70%	0.70	%(f)	0.73%		0.75%

Net investment loss	(0.39	)%(f)	(0.29)%	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%		(0.31)%

Supplemental Data
Net assets, end of period (000)	$4,474,464		$4,520,357	$4,233,488	$4,376,642	$3,674,402		$2,011,727		$652,138

Portfolio turnover rate	38%		48%	46%	28%	22%		35%		38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the expense ratio would have been 0.75%.

See notes to financial statements.

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$32.23		$27.11	$27.28	$38.65	$30.85		$24.34	$23.83

Net investment loss(a)	(0.17)		(0.26)	(0.20)	(0.37)	(0.25)		(0.24)	(0.19)
Net realized and unrealized gain (loss)	5.81		5.38	0.03	(8.73)	8.05		6.87	1.65

Net increase (decrease) from investment operations	5.64		5.12	(0.17)	(9.10)	7.80		6.63	1.46

Distributions from net realized gain(b)	—		—	—	(2.27)	—		(0.12)	(0.95)

Net asset value, end of period	$37.87		$32.23	$27.11	$27.28	$38.65		$30.85	$24.34

Total Return(c)
Based on net asset value	17.50	%(d)	18.89%	(0.62)%	(25.24)%	25.28	%(d)	27.33%	6.89%

Ratios to Average Net Assets(e)
Total expenses	1.42	%(f)	1.41%	1.42%	1.40%	1.39	%(f)	1.45%	1.47%

Total expenses after fees waived and/or reimbursed	1.30	%(f)	1.30%	1.30%	1.30%	1.30	%(f)	1.30%	1.30%

Net investment loss	(0.99	)%(f)	(0.88)%	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$90,910		$85,328	$93,427	$93,527	$98,300		$59,411	$40,999

Portfolio turnover rate	38%		48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$65.44		$47.74	$45.31	$64.81	$55.33		$32.63	$31.83

Net investment loss(a)	(0.17)		(0.23)	(0.13)	(0.30)	(0.28)		(0.22)	(0.10)
Net realized and unrealized gain (loss)	10.48		17.93	2.56	(14.51)	12.67		23.43	1.20

Net increase (decrease) from investment operations	10.31		17.70	2.43	(14.81)	12.39		23.21	1.10

Distributions from net realized gain(b)	—		—	—	(4.69)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$75.75		$65.44	$47.74	$45.31	$64.81		$55.33	$32.63

Total Return(c)
Based on net asset value	15.75	%(d)	37.08%	5.36%	(25.09)%	22.68	%(d)	72.07%	3.63%

Ratios to Average Net Assets(e)
Total expenses	0.93	%(f)	0.97%	0.98%	0.94%	0.92	%(f)	0.98%	1.02%

Total expenses after fees waived and/or reimbursed	0.92	%(f)	0.92%	0.92%	0.92%	0.92	%(f)	0.92%	0.92%

Net investment loss	(0.47	)%(f)	(0.41)%	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$3,165,792		$2,751,350	$2,316,550	$2,943,616	$4,958,187		$3,641,519	$1,033,286

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$60.78		$44.45	$42.30	$60.86	$52.20		$30.88	$30.22

Net investment loss(a)	(0.24)		(0.34)	(0.21)	(0.42)	(0.37)		(0.30)	(0.17)
Net realized and unrealized gain (loss)	9.73		16.67	2.36	(13.52)	11.94		22.13	1.13

Net increase (decrease) from investment operations	9.49		16.33	2.15	(13.94)	11.57		21.83	0.96

Distributions from net realized gain(b)	—		—	—	(4.62)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$70.27		$60.78	$44.45	$42.30	$60.86		$52.20	$30.88

Total Return(c)
Based on net asset value	15.62	%(d)	36.74%	5.08%	(25.28)%	22.46	%(d)	71.68%	3.36%

Ratios to Average Net Assets(e)
Total expenses	1.21	%(f)	1.21%	1.20%	1.19%	1.17	%(f)	1.19%	1.25	%(g)

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.16	%(f)	1.17%	1.17%

Net investment loss	(0.71	)%(f)	(0.67)%	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%	(0.57)%

Supplemental Data
Net assets, end of period (000)	$56,019		$46,993	$47,332	$55,439	$83,886		$50,710	$20,429

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$59.29		$43.37	$41.27	$59.47	$51.06		$30.22	$29.58

Net investment loss(a)	(0.23)		(0.33)	(0.21)	(0.41)	(0.36)		(0.29)	(0.17)
Net realized and unrealized gain (loss)	9.49		16.25	2.31	(13.19)	11.68		21.64	1.11

Net increase (decrease) from investment operations	9.26		15.92	2.10	(13.60)	11.32		21.35	0.94

Distributions from net realized gain(b)	—		—	—	(4.60)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$68.55		$59.29	$43.37	$41.27	$59.47		$51.06	$30.22

Total Return(c)
Based on net asset value	15.62	%(d)	36.71%	5.09%	(25.28)%	22.48	%(d)	71.65%	3.36%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.21%	1.23%	1.21%	1.19	%(f)	1.25%	1.29%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.17	%(f)	1.17%	1.17%

Net investment loss	(0.72	)%(f)	(0.66)%	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%	(0.58)%

Supplemental Data
Net assets, end of period (000)	$2,188,541		$1,959,752	$1,572,976	$1,695,648	$2,524,052		$1,773,399	$672,110

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$46.92		$34.58	$33.17	$48.77	$42.52		$25.43	$25.13

Net investment loss(a)	(0.37)		(0.56)	(0.40)	(0.68)	(0.54)		(0.48)	(0.32)
Net realized and unrealized gain (loss)	7.51		12.90	1.81	(10.52)	9.70		18.08	0.92

Net increase (decrease) from investment operations	7.14		12.34	1.41	(11.20)	9.16		17.60	0.60

Distributions from net realized gain(b)	—		—	—	(4.40)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$54.06		$46.92	$34.58	$33.17	$48.77		$42.52	$25.43

Total Return(c)
Based on net asset value	15.22	%(d)	35.68%	4.25%	(25.81)%	21.89	%(d)	70.39%	2.60%

Ratios to Average Net Assets(e)
Total expenses	1.92	%(f)	1.97%	1.98%	1.92%	1.91	%(f)	1.98%	2.02%

Total expenses after fees waived and/or reimbursed	1.91	%(f)	1.92%	1.92%	1.91%	1.90	%(f)	1.92%	1.92%

Net investment loss	(1.46	)%(f)	(1.42)%	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%	(1.33)%

Supplemental Data
Net assets, end of period (000)	$312,839		$292,034	$259,247	$291,802	$427,435		$317,792	$152,505

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Period from 12/10/19 to 09/30/20	(a)

Net asset value, beginning of period	$65.61		$47.83	$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.13)		(0.19)	(0.10)	(0.24)	(0.24)		(0.16)
Net realized and unrealized gain (loss)	10.50		17.97	2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	10.37		17.78	2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	—		—	—	(4.73)	(2.91)		—

Net asset value, end of period	$75.98		$65.61	$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	15.81	%(e)	37.17%	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.83	%(g)	0.85%	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.83	%(g)	0.85%	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.38	)%(g)	(0.34)%	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$349,269		$241,109	$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	28%		21%	39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R
	Six Months Ended 11/30/24 (unaudited	)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$59.25		$43.44	$41.44	$59.75	$51.37		$30.48	$29.90

Net investment loss(a)	(0.31)		(0.46)	(0.30)	(0.56)	(0.46)		(0.38)	(0.24)
Net realized and unrealized gain (loss)	9.48		16.27	2.30	(13.25)	11.75		21.78	1.12

Net increase (decrease) from investment operations	9.17		15.81	2.00	(13.81)	11.29		21.40	0.88

Distributions from net realized gain(b)	—		—	—	(4.50)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$68.42		$59.25	$43.44	$41.44	$59.75		$51.37	$30.48

Total Return(c)
Based on net asset value	15.48	%(d)	36.39%	4.83%	(25.47)%	22.28	%(d)	71.20%	3.12%

Ratios to Average Net Assets(e)
Total expenses	1.53	%(f)	1.55%	1.58%	1.54%	1.50	%(f)	1.57%	1.60%

Total expenses after fees waived and/or reimbursed	1.42	%(f)	1.42%	1.42%	1.42%	1.42	%(f)	1.42%	1.42%

Net investment loss	(0.97	)%(f)	(0.91)%	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$49,760		$44,320	$35,771	$35,001	$50,186		$38,907	$18,799

Portfolio turnover rate	28%		21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Capital Appreciation Fund, Inc. is the only series of the Corporation. BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Infrastructure Sustainable Opportunities Fund	Infrastructure Sustainable Opportunities	Non-Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Health Sciences Opportunities
BofA Securities, Inc.	$1,151,500	$(1,151,500)	$—	$—
Citigroup Global Markets, Inc.	9,139,796	(9,139,796)	—	—
Goldman Sachs & Co. LLC	3,934,140	(3,845,400)	—	88,740	(b)
J.P. Morgan Securities LLC	28,225,023	(28,225,023)	—	—
Jefferies LLC	38,099,139	(38,099,139)	—	—
Morgan Stanley	7,289,594	(7,289,594)	—	—
Toronto-Dominion Bank	2,205,026	(2,205,026)	—	—

	$90,044,218	$(89,955,478)	$—	$88,740

Infrastructure Sustainable Opportunities
J.P. Morgan Securities LLC	$248,531	$(248,531)	$—	$—

Mid-Cap Growth Equity
Citigroup Global Markets, Inc.	$121,162,111	$(121,162,111)	$—	$—
Goldman Sachs & Co. LLC	61,382,040	(60,790,680)	—	591,360
J.P. Morgan Securities LLC	8,991,464	(8,991,464)	—	—
Morgan Stanley	163,575,718	(163,575,718)	—	—
National Financial Services LLC	21,981,750	(21,981,750)	—	—
State Street Bank & Trust Co.	27,640,499	(27,640,499)	—	—
Toronto-Dominion Bank	19,490,633	(19,490,633)	—	—

	$424,224,215	$(423,632,855)	$—	$591,360

Technology Opportunities
BofA Securities, Inc.	$16,452,856	$(16,452,856)	$—	$—
Goldman Sachs & Co. LLC	1,947,036	(1,947,036)	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Technology Opportunities (continued)
J.P. Morgan Securities LLC	$5,841,615	$(5,841,615)	$—	$—
Morgan Stanley	26,578,677	(26,578,677)	—	—

	$50,820,184	$(50,820,184)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of November 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master

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Notes to Financial Statements (unaudited) (continued)

Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

Investment Advisory Fees

Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

	Investment Advisory Fees

Average Daily Net Assets	Infrastructure Sustainable Opportunities	Technology Opportunities
First $1 billion	0.800%	0.820%
$1 billion - $3 billion	0.750	0.770
$3 billion - $5 billion	0.720	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700

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Notes to Financial Statements (unaudited) (continued)

Investment Advisory Fees

Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

With respect to Infrastructure Sustainable Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide, for that portion of the Fund for which BIL and BSL, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Capital Appreciation		Health Sciences Opportunities		Infrastructure Sustainable Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	N/A	N/A
Class R	0.25	0.25	0.25	0.25	N/A	N/A

	Mid-Cap Growth Equity		Technology Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	0.25%	N/A	0.25%	N/A
Investor A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$2,742,539	$204,771	$61,956	$3,009,266
Health Sciences Opportunities	38,575	3,625,008	1,504,232	631,382	5,799,197
Infrastructure Sustainable Opportunities	—	285	—	—	285
Mid-Cap Growth Equity	71,680	1,987,472	880,404	211,176	3,150,732
Technology Opportunities	62,331	2,604,605	1,526,146	115,500	4,308,582

Administration: The Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Health Sciences Opportunities	$440,514	$3,093	$290,669	$30,155	$52,272	$25,312	$842,015
Infrastructure Sustainable Opportunities	11	—	23	—	906	—	940
Mid-Cap Growth Equity	483,645	5,750	159,385	17,650	435,881	8,466	1,110,777
Technology Opportunities	300,458	4,995	208,693	30,569	32,890	4,626	582,231

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$82,573	$82,573

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$1,652	$—	$55,302	$4,248	$2,024	$142	$63,368
Health Sciences Opportunities	9,152	267	47,717	6,878	1,277	655	65,946
Infrastructure Sustainable Opportunities	8	—	125	—	—	—	133
Mid-Cap Growth Equity	18	183	80,990	1,063	5,786	570	88,610
Technology Opportunities	580	91	19,876	3,066	705	383	24,701

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$352,493	$—	$917,776	$32,455	$25,912	$26,542	$1,355,178
Health Sciences Opportunities	2,032,348	24,925	1,350,801	152,452	14,153	253,883	3,828,562
Infrastructure Sustainable Opportunities	90	—	341	—	207	—	638
Mid-Cap Growth Equity	3,112,918	54,127	1,261,090	95,190	62,650	94,383	4,680,358
Technology Opportunities	1,496,082	32,015	1,127,131	137,655	5,225	46,880	2,844,988

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$24,295
Health Sciences Opportunities	25,564
Mid-Cap Growth Equity	18,609
Technology Opportunities	57,123

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Investor A	$2,512	$2,451	$4,722	$1,688
Investor C	708	5,614	2,988	9,251

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived
Capital Appreciation	$1,223
Health Sciences Opportunities	58,232
Infrastructure Sustainable Opportunities	52
Mid-Cap Growth Equity	3,615
Technology Opportunities	18,880

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Infrastructure Sustainable Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Institutional	N/A	1.00%	0.80%	0.92%
Service	N/A	N/A	1.05	1.17
Investor A	N/A	1.25	1.05	1.17
Investor C	1.94%	N/A	1.80	1.92
Class K	0.72	0.95	0.75	0.87
Class R	N/A	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 (or June 30, 2035 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2024, Infrastructure Sustainable Opportunities waived and/or reimbursed the Manager investment advisory fees and other expenses of $128,996, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Infrastructure Sustainable Opportunities	$11	$—	$23	$—	$906	$—	$940
Mid-Cap Growth Equity	475,544	5,750	158,943	4,472	—	8,466	653,175
Technology Opportunities	140,750	4,995	165,062	6,919	—	4,626	322,352

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Infrastructure Sustainable Opportunities	$64	$—	$283	$—	$207	$—	$554
Mid-Cap Growth Equity	128,596	18,462	270,929	120	—	41,468	459,575
Technology Opportunities	3,987	4,465	19,412	—	—	21,234	49,098

Infrastructure Sustainable Opportunities also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended November 30, 2024, the amount was $1,997.

With respect to the contractual expense limitation of Infrastructure Sustainable Opportunities, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective September 30, 2028 the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

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Notes to Financial Statements (unaudited) (continued)

As of November 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring May 31,
Fund Name/Fund Level/Share Class	2025	2026	2027
Infrastructure Sustainable Opportunities
Fund Level	$299,135	$301,268	$130,993
Institutional	174	281	75
Investor A	40	640	306
Class K	1,854	2,055	1,113

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Infrastructure Sustainable Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Infrastructure Sustainable Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Health Sciences Opportunities	$49,292
Infrastructure Sustainable Opportunities	7
Mid-Cap Growth Equity	92,479
Technology Opportunities	18,703

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, Capital Appreciation and Infrastructure Sustainable Opportunities may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Capital Appreciation’s and Infrastructure Sustainable Opportunities’s investment policies and restrictions. Capital Appreciation is currently permitted to borrow under the Interfund Lending Program. In addition, Infrastructure Sustainable Opportunities is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

During the six months ended November 30, 2024, Capital Appreciation and Infrastructure Sustainable Opportunities did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Capital Appreciation	$365,320,031	$583,990,866
Health Sciences Opportunities	1,344,117,260	1,969,147,193
Infrastructure Sustainable Opportunities	5,691,082	5,441,085
Mid-Cap Growth Equity	4,210,719,102	6,255,764,350
Technology Opportunities	1,582,005,700	1,690,974,372

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

As of May 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Capital Appreciation	$—	$(6,308,381)
Health Sciences Opportunities	—	(1,657,243)
Infrastructure Sustainable Opportunities	(968,437)	—
Mid-Cap Growth Equity	(1,282,051,982)	(23,606,786)
Technology Opportunities	(441,794,511)	(10,030,779)

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation	$1,419,133,730	$2,326,859,893	$(5,735,828)	$2,321,124,065
Health Sciences Opportunities	4,760,708,205	3,599,572,117	(244,763,237)	3,354,808,880
Infrastructure Sustainable Opportunities	9,627,729	620,446	(350,707)	269,739
Mid-Cap Growth Equity	7,949,428,456	4,030,847,660	(95,921,971)	3,934,925,689
Technology Opportunities	3,100,304,688	3,118,718,823	(38,813,614)	3,079,905,209

9.	BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Funds did not borrow under the credit agreement.

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Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Capital Appreciation
Institutional
Shares sold	1,192,474	$50,481,614	2,375,172	$85,564,796
Shares issued in reinvestment of distributions	1,123,280	46,020,787	607,843	20,849,409
Shares redeemed	(1,889,471)	(81,337,922)	(5,700,478)	(206,766,629)

	426,283	$15,164,479	(2,717,463)	$(100,352,424)

Investor A
Shares sold and automatic conversion of shares	1,330,755	$49,195,218	3,059,279	$95,896,183
Shares issued in reinvestment of distributions	4,370,491	154,453,099	2,141,572	64,101,470
Shares redeemed	(4,821,545)	(177,965,330)	(9,329,188)	(296,845,503)

	879,701	$25,682,987	(4,128,337)	$(136,847,850)

Investor C
Shares sold	147,503	$2,789,149	259,279	$4,516,743
Shares issued in reinvestment of distributions	317,610	5,640,757	150,664	2,462,125
Shares redeemed and automatic conversion of shares	(320,768)	(6,007,341)	(921,149)	(15,736,877)

	144,345	$2,422,565	(511,206)	$(8,758,009)

Class K
Shares sold	562,402	$24,289,193	1,392,489	$50,192,656
Shares issued in reinvestment of distributions	843,365	35,008,091	625,650	21,705,654
Shares redeemed	(1,167,359)	(50,363,717)	(9,972,800)	(372,605,778)

	238,408	$8,933,567	(7,954,661)	$(300,707,468)

Class R
Shares sold	60,439	$1,540,379	149,207	$3,233,921
Shares issued in reinvestment of distributions	112,014	2,688,341	57,317	1,211,907
Shares redeemed	(182,616)	(4,606,836)	(415,361)	(9,306,024)

	(10,163)	$(378,116)	(208,837)	$(4,860,196)

	1,678,574	$51,825,482	(15,520,504)	$(551,525,947)

Health Sciences Opportunities
Institutional
Shares sold	2,999,250	$228,394,797	8,193,691	$583,683,482
Shares issued in reinvestment of distributions	1,832,268	136,485,641	2,283,482	157,422,926
Shares redeemed	(7,905,663)	(601,033,205)	(16,815,339)	(1,183,104,439)

	(3,074,145)	$(236,152,767)	(6,338,166)	$(441,998,031)

Service
Shares sold	16,487	$1,165,942	41,297	$2,740,817
Shares issued in reinvestment of distributions	14,946	1,042,793	18,476	1,199,629
Shares redeemed	(49,174)	(3,499,511)	(129,496)	(8,549,804)

	(17,741)	$(1,290,776)	(69,723)	$(4,609,358)

Investor A
Shares sold and automatic conversion of shares	1,126,344	$80,147,032	3,148,635	$208,743,219
Shares issued in reinvestment of distributions	1,393,987	96,714,809	1,628,677	105,093,179
Shares redeemed	(3,366,759)	(238,724,728)	(8,665,399)	(573,000,127)

	(846,428)	$(61,862,887)	(3,888,087)	$(259,163,729)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Health Sciences Opportunities (continued)
Investor C
Shares sold	141,656	$8,166,627	340,682	$18,635,857
Shares issued in reinvestment of distributions	228,569	12,854,740	298,034	15,871,867
Shares redeemed and automatic conversion of shares	(954,290)	(55,043,192)	(2,792,967)	(151,349,046)

	(584,065)	$(34,021,825)	(2,154,251)	$(116,841,322)

Class K
Shares sold	771,062	$59,146,958	1,849,326	$131,524,955
Shares issued in reinvestment of distributions	219,796	16,403,366	255,328	17,603,287
Shares redeemed	(835,440)	(63,497,302)	(2,585,491)	(183,510,131)

	155,418	$12,053,022	(480,837)	$(34,381,889)

Class R
Shares sold	87,554	$6,021,344	293,019	$18,639,450
Shares issued in reinvestment of distributions	135,121	9,050,426	141,806	8,875,180
Shares redeemed	(260,398)	(17,785,142)	(663,365)	(42,582,090)

	(37,723)	$(2,713,372)	(228,540)	$(15,067,460)

	(4,404,684)	$(323,988,605)	(13,159,604)	$(872,061,789)

Infrastructure Sustainable Opportunities
Institutional
Shares sold	215	$2,000	538	$4,705
Shares issued in reinvestment of distributions	10	90	29	261
Shares redeemed	(53)	(500)	(262)	(2,192)

	172	$1,590	305	$2,774

Investor A
Shares sold	95	$868	14,312	$123,978
Shares issued in reinvestment of distributions	71	643	194	1,740
Shares redeemed	(4,417)	(38,254)	(3,167)	(26,060)

	(4,251)	$(36,743)	11,339	$99,658

Class K
Shares sold	—	$—	82	$710
Shares issued in reinvestment of distributions	329		14	132
Shares redeemed	—	—	(145)	(1,240)

	3	$29	(49)	$(398)

	(4,076)	$(35,124)	11,595	$102,034

Mid-Cap Growth Equity
Institutional
Shares sold	7,858,582	$315,741,463	25,774,794	$943,438,772
Shares redeemed	(34,419,648)	(1,387,284,824)	(53,836,267)	(1,966,094,068)

	(26,561,066)	$(1,071,543,361)	(28,061,473)	$(1,022,655,296)

Service
Shares sold	65,088	$2,343,039	218,068	$7,181,094
Shares redeemed	(317,787)	(11,501,219)	(648,553)	(21,108,643)

	(252,699)	$(9,158,180)	(430,485)	$(13,927,549)

Investor A
Shares sold and automatic conversion of shares	1,691,490	$57,965,042	5,192,371	$162,981,384
Shares redeemed	(6,160,111)	(210,450,398)	(15,109,163)	(469,268,479)

	(4,468,621)	$(152,485,356)	(9,916,792)	$(306,287,095)

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount
Mid-Cap Growth Equity (continued)
Investor C
Shares sold	117,370	$2,983,615	459,280	$10,686,451
Shares redeemed and automatic conversion of shares	(1,159,582)	(29,126,677)	(2,320,240)	(53,855,034)

	(1,042,212)	$(26,143,062)	(1,860,960)	$(43,168,583)

Class K
Shares sold	6,758,356	$273,175,230	23,280,033	$866,092,270
Shares redeemed	(25,107,782)	(1,026,245,489)	(37,065,253)	(1,369,957,463)

	(18,349,426)	$(753,070,259)	(13,785,220)	$(503,865,193)

Class R
Shares sold	167,590	$5,520,146	550,929	$16,719,131
Shares redeemed	(414,182)	(13,856,481)	(1,350,214)	(41,042,668)

	(246,592)	$(8,336,335)	(799,285)	$(24,323,537)

	(50,920,616)	$(2,020,736,553)	(54,854,215)	$(1,914,227,253)

Technology Opportunities
Institutional
Shares sold	5,356,705	$378,849,860	9,723,910	$537,366,881
Shares redeemed	(5,607,634)	(394,493,482)	(16,207,338)	(891,747,608)

	(250,929)	$(15,643,622)	(6,483,428)	$(354,380,727)

Service
Shares sold	156,783	$10,655,049	206,830	$10,760,963
Shares redeemed	(132,796)	(8,717,725)	(498,430)	(25,937,289)

	23,987	$1,937,324	(291,600)	$(15,176,326)

Investor A
Shares sold and automatic conversion of shares	2,431,270	$156,891,497	5,008,601	$252,087,332
Shares redeemed	(3,559,779)	(227,958,000)	(8,228,564)	(416,589,841)

	(1,128,509)	$(71,066,503)	(3,219,963)	$(164,502,509)

Investor C
Shares sold	317,454	$16,137,924	731,500	$29,296,687
Shares redeemed and automatic conversion of shares	(755,244)	(38,301,363)	(2,003,356)	(79,620,760)

	(437,790)	$(22,163,439)	(1,271,856)	$(50,324,073)

Class K
Shares sold	1,686,929	$117,459,494	1,737,800	$95,856,044
Shares redeemed	(764,986)	(54,225,678)	(1,349,293)	(74,821,457)

	921,943	$63,233,816	388,507	$21,034,587

Class R
Shares sold	108,499	$6,938,173	281,736	$14,160,044
Shares redeemed	(129,242)	(8,160,614)	(357,121)	(17,401,063)

	(20,743)	$(1,222,441)	(75,385)	$(3,241,019)

	(892,041)	$(44,924,865)	(10,953,725)	$(566,590,067)

As of November 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Infrastructure Sustainable Opportunities	Technology Opportunities
Institutional	10,000	—
Investor A	10,000	—
Class K	980,000	8,673

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.	Access the BlackRock website at blackrock.com
2.	Select “Access Your Account”
3.	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Advisers(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Sidley Austin LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Trust
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

(a) For BlackRock Infrastructure Sustainable Opportunities Fund.

A D D I T I O N A L I N F O R M A T I O N	71

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

2

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 21, 2025

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